S000076777 [Member] Average Annual Total Returns	12 Months Ended	40 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.15%	2.82%
Cboe TLT 2% OTM BuyWrite Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.46%	(0.26%)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent	11.28%	(1.16%)
Performance Inception Date		Aug. 18, 2022
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.99%	(5.25%)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.58%	(2.59%)